Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2015	December 31, 2016
Xingang Shipping Ltd. / Joanna Maritime Ltd.	(a)	1,276,040	1,103,915
Manolis Shipping Ltd.	(b)	4,500,000	-
Saf Concord Shipping Ltd.	(c)	3,250,000	-
Pantelis Shipping Corp.	(d)	5,120,000	4,840,000
Noumea Shipping Ltd.	(e)	7,800,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	(f)	13,200,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	(g)	-	13,120,000
Kamsarmax One Shipping Ltd	(h)	-	13,333,000
Euroseas Ltd.	(i)	5,375,000	-
		40,521,040	50,356,915
Less: Current portion		(14,810,000)	(5,697,915)
Long-term portion		25,711,040	(44,659,000)
Deferred Charges, current portion		124,234	148,697
Deferred charges, long-term portion		158,338	292,024
Long-term debt, current portion net of deferred charges		14,685,766	5,549,218
Long-term debt, long-term portion net of deferred charges		25,552,702	44,366,976

Loan from related party
Euroseas Ltd.	(j)	-	2,000,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2017	7,697,915
2018	14,304,000
2019	19,824,000
2020	934,000
2021	934,000
Thereafter	8,663,000
Total	52,356,915